--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        NATIONWIDE(R) S&P 500 INDEX FUND
                               LOCAL FUND SHARES

                                 ANNUAL REPORT
                                OCTOBER 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        NATIONWIDE(R) S&P 500 INDEX FUND
                               LOCAL FUND SHARES
                                 ANNUAL REPORT
                                OCTOBER 31, 1998

                               TABLE OF CONTENTS

Independent Auditors' Report................................    1
Statement of Investments....................................    2

Statement of Assets and Liabilities.........................    9
Statement of Operations.....................................   10
Statement of Changes in Net Assets..........................   11
Financial Highlights........................................   12
Notes to Financial Statements...............................   13

INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees of
  Nationwide Investing Foundation III:

We have audited the accompanying statement of assets and liabilities of the Nationwide Investing Foundation III -- Nationwide S&P 500 Index Fund (the Fund), including the statement of investments, as of October 31, 1998, and the related statement of operations, statement of changes in net assets and the financial highlights for the period from July 24, 1998 (commencement of operations) through October 31, 1998. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of October 31, 1998, by confirmation with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nationwide Investing Foundation III -- Nationwide S&P 500 Index Fund at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period from July 24, 1998 (commencement of operations) through October 31, 1998, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP

Columbus, Ohio
November 20, 1998

                  NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               1

                        NATIONWIDE(R) S&P 500 INDEX FUND

                  STATEMENT OF INVESTMENTS -- OCTOBER 31, 1998

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         COMMON STOCK -- AFFILIATED (0.2%)
         FINANCIAL -- BANKS
  700    Mellon Bank Corp.                  $   42,087
                                            ==========
         TOTAL COMMON STOCK -- AFFILIATED
         (cost $42,875)
         COMMON STOCK -- UNAFFILIATED (99.5%)
         AEROSPACE (1.1%)
  100    Aeroquip-Vickers, Inc.                  3,150
2,600    Boeing Co. (The)                       97,500
  300    General Dynamics Corp.                 17,756
  200    Goodrich (B.F.) Co.                     7,200
  500    Lockheed Martin Corp.                  55,687
  600    United Technologies Corp.              57,150
                                            ----------
                                               238,443
                                            ----------
         AIRLINES (0.5%)
  500    AMR Corp.*                             33,500
  200    Delta Air Lines, Inc.                  21,112
  400    Federal Express Corp.*                 21,025
  750    Southwest Airlines                     15,891
  200    U.S. Airways Group, Inc.*              11,312
                                            ----------
                                               102,840
                                            ----------
         ALUMINUM (0.3%)
  500    Alcan Aluminum Ltd.                    12,656
  500    Aluminum Co. of America                39,625
  200    Reynolds Metals Co.                    11,987
                                            ----------
                                                64,268
                                            ----------
         APPAREL (0.2%)
  200    Fruit of the Loom, Inc.*                3,050
  100    Liz Claiborne, Inc.                     2,937
  700    Nike, Inc. Class B                     30,581
  100    Reebok International Ltd.*              1,662
  100    Russell Corp.                           2,456
  300    V F Corp.                              12,544
                                            ----------
                                                53,230
                                            ----------
         BEVERAGES (2.6%)
6,200    Coca-Cola Co.                         419,275
1,000    Coca-Cola Enterprises, Inc.            36,062
3,700    PepsiCo, Inc.                         124,875
                                            ----------
                                               580,212
                                            ----------
         BEVERAGES -- OTHER (0.6%)
  100    Adolph Coors Co. Class B                5,000
1,200    Anheuser-Busch Cos., Inc.              71,325
  200    Brown-Forman Corp. Class B             13,587
  400    Fortune Brands, Inc.                   13,225
  900    Seagram Co. Ltd.                       29,587
                                            ----------
                                               132,724
                                            ----------

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         BUSINESS MACHINERY (6.4%)
1,100    3COM Corp.*                        $   39,669
  300    Apple Computer, Inc.*                  11,137
  300    Cabletron System, Inc.*                 3,412
3,850    Cisco Systems, Inc.*                  242,550
4,100    Compaq Computer Corp.*                129,662
  100    Data General Corp.*                     1,700
3,200    Dell Computer Corp.*                  209,600
1,200    EMC Corp.*                             77,250
  400    Gateway 2000, Inc.*                    22,325
2,600    Hewlett-Packard Co.*                  156,487
  300    IKON Office Solutions, Inc.             2,831
2,300    International Business Machines
         Corp.                                 341,406
  700    Pitney Bowes, Inc.                     38,544
  500    Seagate Technology*                    13,187
  400    Silicon Graphics, Inc.*                 4,500
  900    Sun Microsystems, Inc.*                52,425
  800    Xerox Corp.                            77,500
                                            ----------
                                             1,424,185
                                            ----------
         CAPITAL GOODS (5.7%)
  800    Applied Materials, Inc.*               27,750
  100    Briggs & Stratton                       4,700
  200    Case Corp.                              4,400
  900    Caterpillar, Inc.                      40,500
  150    Crane Co.                               4,322
  100    Cummins Engine, Inc.                    3,412
  800    Deere & Co.                            28,300
  500    Dover Corp.                            15,875
  200    Eaton Corp.                            13,537
1,100    Emerson Electric Co.                   72,600
8,100    General Electric Co.                  708,750
  400    Genuine Parts Co.                      12,600
  200    Grainger (W.W.), Inc.                   9,212
  100    Harnischfeger Industries, Inc.            944
  600    Illinois Tool Works, Inc.              38,475
  400    Ingersoll-Rand Co.                     20,200
  300    ITT Industries, Inc.                   10,725
  100    McDermott International, Inc.           2,931
  100    Milacron, Inc.                          1,937
  100    Millipore Corp.                         2,462
1,000    Minnesota Mining & Manufacturing
         Co.                                    80,000
  300    Pall Corp.                              7,575
  300    Parker-Hannifin Corp.                  10,725
  100    Perkin-Elmer Corp. (The)                8,431
  100    Snap-on, Inc.                           3,544
  200    Stanley Works (The)                     6,000
  400    Textron, Inc.                          29,750
  300    Thermo Electron Corp.*                  5,981
  100    Timken Co. (The)                        1,781
1,652    Tyco International Ltd.               102,321
                                            ----------
                                             1,279,740
                                            ----------
         CHEMICALS (2.0%)
  600    Air Products & Chemicals, Inc.         22,650
1,500    Allied-Signal, Inc.                    58,406
  300    Avery Dennison Corp.                   12,431

 2              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                        NATIONWIDE(R) S&P 500 INDEX FUND

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         CHEMICALS (CONTINUED)
  600    Dow Chemical Co.                   $   56,175
2,800    Du Pont (E.I.) De Nemours & Co.       161,000
  200    Eastman Chemical Co.                   11,750
  300    Engelhard Corp.                         6,300
  100    FMC Corp.*                              5,106
  100    Great Lakes Chemical Corp.              4,163
  200    Hercules, Inc.                          6,663
  300    Morton International, Inc.              7,463
  100    Nalco Chemical Co.                      3,094
  800    Occidental Petroleum Corp.             15,900
  400    PPG Industries, Inc.                   22,875
  400    Praxair, Inc.                          16,100
  600    Rohm & Haas Co.                        20,250
  200    Sigma-Aldrich Corp.                     6,181
  300    Union Carbide Corp.                    11,550
  200    W.R. Grace & Co.*                       3,475
                                            ----------
                                               451,532
                                            ----------
         CONSTRUCTION & BUILDING PRODUCTS (0.3%)
  100    Armstrong World Industries, Inc.        6,200
  100    Centex Corp.                            3,350
  200    Fluor Corp.                             7,762
  100    Foster Wheeler Corp.                    1,587
  100    Kaufman & Broad Home Corp.              2,856
1,000    Masco Corp.                            28,187
  100    Owens Corning                           3,631
  400    Sherwin Williams Co.                   10,075
                                            ----------
                                                63,648
                                            ----------
         CONSUMER DURABLE (0.1%)
  200    Black & Decker Corp.                   10,337
  200    Maytag Corp.                            9,887
  200    Whirlpool Corp.                        10,250
                                            ----------
                                                30,474
                                            ----------
         CONSUMER -- NON CYCLICAL (3.1%)
  700    Avon Products, Inc.                    27,781
  300    Clorox Co.                             32,775
  700    Colgate-Palmolive Co.                  61,862
  300    Ecolab, Inc.                            8,962
2,800    Gillette Co. (The)                    125,825
  300    International Flavor and
         Fragrances                             11,231
1,500    Kimberly Clark Corp.                   72,375
  100    National Service Industries, Inc.       3,587
  400    Newell Co.                             17,600
3,400    Procter & Gamble Co.                  302,175
  700    Ralston-Ralston Purina Group           23,362
  300    Rubbermaid, Inc.                        9,956
  100    Tupperware Corp.                        1,556
                                            ----------
                                               699,047
                                            ----------
         CONTAINERS (0.3%)
  100    Ball Corp.                              4,219
  100    Bemis, Inc.                             3,712
  300    Crown Cork & Seal Co., Inc.             9,562

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         CONTAINERS (CONTINUED)
  400    Owens-Illinois, Inc.*              $   12,225
  200    Sealed Air Corp.*                       7,087
  200    Stone Container Corp.*                  1,912
  100    Temple-Inland, Inc.                     4,856
  400    Tenneco, Inc.                          12,150
                                            ----------
                                                55,723
                                            ----------
         DRUGS (11.1%)
3,900    Abbott Laboratories                   183,056
  200    Allergan, Inc.                         12,487
  200    Alza Corp.*                             9,575
3,300    American Home Products Corp.          160,875
  600    Amgen, Inc.                            47,137
2,500    Bristol-Meyers Squibb Co.             276,406
  400    Cardinal Health, Inc.                  37,825
2,800    Eli Lilly & Co.                       226,625
3,400    Johnson & Johnson Co.                 277,100
3,000    Merck & Co., Inc.                     405,750
1,600    Monsanto Co.                           65,000
3,300    Pfizer, Inc.                          354,131
1,300    Pharmacia & Upjohn, Inc.               68,819
1,800    Schering-Plough Corp.                 185,175
2,000    Warner-Lambert Co.                    156,750
                                            ----------
                                             2,466,711
                                            ----------
         ELECTRONICS (3.7%)
  300    Advanced Micro Devices, Inc.*           6,769
  500    AMP, Inc.                              20,531
  200    Andrew Corp.*                           3,275
  300    Cooper Industries, Inc.                13,237
  200    Harris Corp.                            7,012
  300    Honeywell, Inc.                        23,962
4,200    Intel Corp.                           374,587
  200    KLA Instruments Corp.*                  7,375
  300    LSI Logic Corp.*                        4,537
  500    Micron Technolgy, Inc.*                19,000
1,600    Motorola, Inc.                         83,200
  400    National Semiconductor*                 5,075
1,700    Northern Telecom Ltd.                  72,781
  200    Northrop Grumman Corp.                 15,950
  200    Raychem Corp.                           6,112
  800    Raytheon Co. Class B                   46,450
  500    Rockwell International Corp.           20,531
  200    Scientific-Atlanta, Inc.                2,987
  100    Tektronix, Inc.                         1,787
  500    Tellabs, Inc.*                         27,500
1,000    Texas Instruments, Inc.                63,937
  100    Thomas & Betts Corp.                    4,469
                                            ----------
                                               831,064
                                            ----------
         FINANCIAL -- BANKS (6.7%)
2,934    Banc One Corp.                        143,399
1,800    Bank of New York Co., Inc.             56,812
4,323    BankAmerica Corp.                     248,302
  700    BankBoston Corp.                       25,769

                  NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               3

                        NATIONWIDE(R) S&P 500 INDEX FUND

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         FINANCIAL -- BANKS (CONTINUED)
  200    Bankers Trust Corp.                $   12,562
  700    BB&T Corp.                             24,981
2,100    Chase Manhattan Corp.                 119,306
  400    Comerica, Inc.                         25,800
  700    Fifth Third Bancorp                    46,375
2,500    First Union Corp.                     145,000
1,400    Fleet Financial Group, Inc.            55,912
  500    Huntington Bancshares, Inc.            14,375
1,300    Keycorp                                39,406
  400    Mercantile Bancorp, Inc.               18,275
  800    National City Corp.                    51,450
  300    Northern Trust Corp.                   22,125
1,900    Norwest Corp.                          70,656
  800    PNC Bank Corp.                         40,000
  600    Regions Financial Corp.                22,200
  300    Republic New York Corp.                12,544
  400    State Street Corp.                     24,950
  400    Summit Bancorp                         15,175
  500    Suntrust Banks, Inc.                   34,844
  600    Synovus Financial Corp.                13,913
  300    Union Planters Corp.                   13,931
1,900    US Bancorp Class A                     69,350
  500    Wachovia Corp.                         45,437
  200    Wells Fargo & Co.                      74,000
                                            ----------
                                             1,486,849
                                            ----------
         FINANCIAL -- MISCELLANEOUS (4.4%)
1,100    American Express Co.                   97,212
  900    Associates First Capital Corp.         63,450
  300    Bear Stearns Cos., Inc.                10,706
  200    Capital One Financial Corp.            20,350
  700    Charles Schwab Corp. (The)             33,556
5,750    Citigroup, Inc.                       270,609
  600    Franklin Resources, Inc.               22,688
  100    Golden West Financial Corp.             9,069
1,200    Household International                43,875
  300    Lehman Brothers Holding                11,381
1,850    MBNA Corp.                             42,203
  900    Merrill Lynch & Co., Inc.              53,325
  400    Morgan (J. P.) & Co., Inc.             37,700
1,500    Morgan Stanley Dean Witter,
         Discover, & Co.                        97,125
  900    S&P 500 Depository Receipt*            99,113
  400    Student Loan Market Association        16,025
1,504    Washington Mutual, Inc.                56,306
                                            ----------
                                               984,693
                                            ----------
         FOOD (2.5%)
1,575    Archer-Daniels-Midland Co.             26,283
  700    BestFoods                              38,150
1,100    Campbell Soup Co.                      58,644
1,100    ConAgra, Inc.                          33,481
  400    General Mills                          29,400
  900    Heinz (H.J.) Co.                       52,313
  400    Hershey Foods Corp.                    27,125
1,000    Kellogg Co.                            33,000

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         FOOD (CONTINUED)
  500    Pioneer Hi Bred International,
         Inc.                               $   14,000
  300    Quaker Oats Co.                        17,719
  800    RJR Nabisco Holding Corp.              22,850
1,200    Sara Lee Corp.                         71,625
1,600    Unilever N.V.                         120,400
  300    Wrigley (Wm.) Jr. Co.                  24,281
                                            ----------
                                               569,271
                                            ----------
         FOOD -- RETAIL (0.6%)
  600    Albertson's, Inc.                      33,338
  600    American Stores Co.                    19,538
  100    Great Atlantic & Pacific Tea Co.,
         Inc. (The)                              2,350
  600    Kroger Co.*                            33,300
  500    Supervalu, Inc.                        12,000
1,000    Sysco Corp.                            26,938
  400    Winn-Dixie Stores, Inc.                13,575
                                            ----------
                                               141,039
                                            ----------
         GOLD (0.2%)
  800    Barrick Gold Corp.                     17,100
  500    Battle Mountain Gold Co.                2,719
  400    Freeport-McMoran Copper & Gold,
         Inc.                                    4,925
  500    Homestake Mining                        5,938
  300    Newmont Mining Corp.                    6,375
  500    Placer Dome, Inc.                       7,875
                                            ----------
                                                44,932
                                            ----------
         HEALTHCARE (1.5%)
  100    Bard (C.R.), Inc.                       4,269
  100    Bausch & Lomb, Inc.                     4,169
  700    Baxter International, Inc.             41,956
  600    Becton, Dickinson and Co.              25,275
  300    Biomet, Inc.                           10,181
  500    Boston Scientific, Inc.*               27,219
1,700    Columbia/HCA Healthcare Corp.          35,700
  400    Guidant Corp.                          30,600
  300    HCR Manor Care, Inc.                    9,750
1,100    HealthSouth Corp.*                     13,338
  400    Humana, Inc.*                           7,575
  200    Mallinckrodt, Inc.                      5,700
1,200    Medtronic, Inc.                        78,000
  200    St. Jude Medical, Inc.*                 5,650
  700    Tenet Healthcare Corp.*                19,556
  500    United HealthCare Corp.                21,781
                                            ----------
                                               340,719
                                            ----------
         HOTELS -- RESTAURANTS (0.8%)
  300    Darden Restaurants, Inc.                4,950
  200    Harrah's Entertainment*, Inc.           2,825
  700    Hilton Hotels Corp.                    14,044
  600    Marriott International, Inc.
         Class A                                16,125
1,700    McDonald's Corp. Class A              113,688
  400    Mirage Resorts, Inc.*                   6,775

 4              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                        NATIONWIDE(R) S&P 500 INDEX FUND

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         HOTELS -- RESTAURANTS (CONTINUED)
  400    Tricon Global Restaurants, Inc.*   $   17,400
  300    Wendy's International, Inc.             6,300
                                            ----------
                                               182,107
                                            ----------
         INSURANCE (2.7%)
2,100    Allstate Corp.                         90,431
2,650    American International Group,
         Inc.                                  225,913
  400    AON Corp.                              24,800
  400    Chubb Corp.                            24,600
  400    Cincinnati Financial Corp.             14,925
  200    General Re Corp.                       43,938
  600    Hartford Financial Services Group      31,875
  300    Loews Corp.                            28,181
  200    MBIA, Inc.                             12,225
  300    MGIC Investment Corp.                  11,700
  200    Progressive Corp.                      29,450
  400    Provident Cos., Inc.                   11,625
  400    SAFECO Corp.                           17,325
  600    St. Paul Cos., Inc.                    19,875
  300    UNUM Corp.                             13,331
                                            ----------
                                               600,194
                                            ----------
         INSURANCE -- LIFE (1.2%)
  400    Aetna, Inc.                            29,850
  600    American General Corp.                 41,100
  500    CIGNA Corp.                            36,469
  800    Conseco, Inc.                          27,750
  300    Jefferson-Pilot Corp.                  18,225
  300    Lincoln National Corp.                 22,763
  200    Providian Corp.                        15,875
  500    SunAmerica, Inc.                       35,250
  400    Torchmark Corp.                        17,500
  200    Transamerica Corp.                     20,800
                                            ----------
                                               265,582
                                            ----------
         LEISURE PRODUCTS (0.2%)
  200    Brunswick Corp.                         3,888
  300    Hasbro, Inc.                           10,519
  900    Mattel, Inc.                           32,288
                                            ----------
                                                46,695
                                            ----------
         MEDIA (2.7%)
1,900    CBS Corp.                              53,081
  600    Clear Channel Communications,
         Inc.*                                  27,338
  900    Comcast Corp. Class A                  44,438
  300    General Instrument Corp.*               7,706
  200    King World Productions, Inc.*           5,250
1,600    MediaOne Group, Inc.                   67,700
1,300    Tele-Communications, Inc. Class
         A*                                     54,763
1,500    Time Warner, Inc.                     139,219
  300    Tribune Co.                            17,288
  900    Viacom, Inc. Class B*                  53,888
5,000    Walt Disney Co. (The)                 134,688
                                            ----------
                                               605,359
                                            ----------

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         METALS (0.1%)
  100    Asarco, Inc.                       $    2,144
  200    Cyprus Amax Minerals Co.                2,488
  400    Inco Ltd.                               4,275
  100    Phelps Dodge Corp.                      5,763
                                            ----------
                                                14,670
                                            ----------
         MORTGAGE -- ASSET BACKED OBLIGATIONS (1.3%)
  300    Countrywide Credit Industries,
         Inc.                                   12,956
2,600    Fannie Mae                            184,113
1,700    Federal Home Loan Mortgage Corp.       97,750
                                            ----------
                                               294,819
                                            ----------
         MOTOR VEHICLES (1.8%)
1,700    Chrysler Corp.                         81,813
  400    Dana Corp.                             16,725
  100    Fleetwood Enterprises, Inc.             3,225
3,000    Ford Motor Co.                        162,750
1,600    General Motors Corp.                  100,900
  200    Johnson Controls, Inc.                 11,250
  200    Navistar International Corp.*           4,175
  200    PACCAR, Inc.                            8,725
  300    TRW, Inc.                              17,081
                                            ----------
                                               406,644
                                            ----------
         NATURAL GAS (0.6%)
  200    Columbia Energy Group                  11,575
  200    Consolidated Natural Gas Co.           10,563
  100    Eastern Enterprises                     4,106
  800    Enron Corp.                            42,200
  100    NICOR, Inc.                             4,238
  100    ONEOK, Inc.                             3,425
  100    People's Energy Corp.                   3,688
  500    Sempra Energy                          13,000
1,100    Williams Cos. (The)                    30,181
                                            ----------
                                               122,976
                                            ----------
         OIL -- DOMESTIC (0.6%)
  300    Anadarko Petroleum Corp.               10,163
  200    Apache Corp.                            5,663
  800    Atlantic Richfield Co.                 55,100
  400    Burlington Resources, Inc.             16,475
  100    Kerr-Mcgee Corp.                        3,988
  100    Pennzoil Co.                            3,588
  600    Phillips Petroleum Co.                 25,950
  200    Sonat, Inc.                             6,063
  500    Union Pacific Resources Group,
         Inc.                                    6,500
                                            ----------
                                               133,490
                                            ----------
         OIL -- INTERNATIONAL (3.7%)
1,600    Chevron Corp.                         130,400
6,100    Exxon Corp.                           434,625
2,000    Mobil Corp.                           151,375
  200    ORYX Energy Co.*                        2,800

                  NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               5

                        NATIONWIDE(R) S&P 500 INDEX FUND

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         OIL -- INTERNATIONAL (CONTINUED)
1,300    Texaco, Inc.                       $   77,106
  600    Unocal Corp.                           20,363
                                            ----------
                                               816,669
                                            ----------
         OIL -- RESEARCH & DEVELOPMENT (2.1%)
  200    Amerada Hess Corp.                     11,050
2,400    Amoco Corp.                           134,700
  200    Ashland, Inc.                           9,625
  500    Coastal Corp. (The)                    17,625
5,400    Royal Dutch Petroleum Co.             265,950
  200    Sun Co., Inc.                           6,863
  700    USX -- Marathon Group                  22,881
                                            ----------
                                               468,694
                                            ----------
         OIL -- SERVICES (0.6%)
  670    Baker Hughes, Inc.                     14,782
1,100    Halliburton Co.                        39,531
  100    Helmerich & Payne                       2,381
  200    Rowan Cos.*                             2,913
1,400    Schlumberger Ltd.                      73,500
                                            ----------
                                               133,107
                                            ----------
         PAPER & FOREST PRODUCTS (0.6%)
  100    Boise Cascade Corp.                     2,800
  200    Champion International Corp.            6,388
  600    Fort James Corp.                       24,188
  200    Georgia Pacific Corp.                  10,350
  800    International Paper Co.                37,150
  200    Louisiana-Pacific Corp.                 3,550
  300    Mead Corp.                              9,488
  100    Potlatch Corp.                          3,650
  200    Union Camp Corp.                        8,600
  200    Westvaco Corp.                          4,925
  500    Weyerhauser Co.                        23,406
  200    Willamette Industries, Inc.             6,200
                                            ----------
                                               140,695
                                            ----------
         PHOTOGRAPHIC (0.3%)
  800    Eastman Kodak Co.                      62,000
  100    Polaroid Corp.                          2,656
                                            ----------
                                                64,656
                                            ----------
         POLLUTION CONTROL (0.4%)
  400    Browning Ferris Industries             14,175
1,400    Waste Management, Inc.                 63,175
                                            ----------
                                                77,350
                                            ----------
         PRINTING & PUBLISHING (0.7%)
  200    American Greetings Corp. Class A        8,025
  200    Dow Jones & Co., Inc.                   9,163
  700    Gannett Co., Inc.                      43,313
  200    Harcourt General, Inc.                  9,738
  100    Jostens, Inc.                           2,256
  200    Knight-Ridder, Inc.                    10,188

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         PRINTING & PUBLISHING (CONTINUED)
  300    McGraw-Hill Cos., Inc.             $   26,981
  100    Meredith Corp.                          3,700
  200    Moore Corp. Ltd.                        2,263
  400    New York Times Co. Class A             11,300
  300    R. R. Donnelley & Sons Co.             12,938
  200    Times Mirror Co. (The)                 11,088
                                            ----------
                                               150,953
                                            ----------
         RAILROADS (0.6%)
1,200    Burlington Northern Santa Fe
         Corp.                                  37,050
  500    CSX Corp.                              19,625
1,000    Laidlaw, Inc.                           9,438
1,100    Norfolk Southern Corp.                 36,231
  600    Union Pacific Corp.                    28,575
                                            ----------
                                               130,919
                                            ----------
         REAL ESTATE (0.0%)
  100    Pulte Corp.                             2,575
                                            ----------
         RETAIL (5.2%)
  300    Autozone, Inc.*                         7,894
  300    Circuit City Stores -- Circuit
         City Group                             10,856
  200    Consolidated Stores Corp.*              3,288
  500    Costco Cos., Inc.*                     28,375
1,100    CVS Corp.                              50,256
1,100    Dayton Hudson Corp.                    46,613
  300    Dillard's, Inc.                         9,319
  375    Dollar General Corp.*                   8,953
  500    Federated Department Stores,
         Inc.*                                  19,219
  400    Fred Meyer, Inc.*                      21,325
1,000    Gap, Inc.                              60,125
3,700    Home Depot, Inc.                      160,950
  600    J. C. Penney Co., Inc.                 28,500
1,100    Kmart Corp.*                           15,538
  400    Kohls Corp.*                           19,125
  500    Limited, Inc. (The)                    12,813
  100    Longs Drug Stores Corp.                 3,906
  900    Lowe's Cos.                            30,319
  600    May Department Stores Co.              36,600
  300    Nordstrom, Inc.                         8,194
  100    Pep Boys -- Manny, Moe & Jack
         (The)                                   1,563
  600    Rite Aid Corp.                         23,813
1,000    Sears Roebuck & Co.                    44,938
  700    Staples, Inc.*                         22,838
  300    Tandy Corp.                            14,869
  700    TJX Cos., Inc.                         13,256
  900    Toys 'R' Us, Inc.*                     17,606
  300    Venator Group, Inc.*                    2,531
5,600    Wal-Mart Stores, Inc.                 386,400
1,200    Walgreen Co.                           58,425
                                            ----------
                                             1,168,407
                                            ----------

 6              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                        NATIONWIDE(R) S&P 500 INDEX FUND

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         SERVICES (5.8%)
  200    Adobe Systems, Inc.                $    7,425
  100    Autodesk, Inc.                          3,119
  800    Automatic Data Processing, Inc.        62,250
  500    BMC Software, Inc.*                    24,031
2,200    Cendant Corp.*                         25,163
  200    Ceridian Corp.*                        11,475
1,500    Computer Associates
         International, Inc.                    59,063
  400    Computer Science Corp.*                21,100
  200    Deluxe Corp.                            6,475
  400    Dun & Bradstreet Corp.                 11,350
  100    EG&G, Inc.                              2,513
1,300    Electronic Data Systems Corp.          52,894
  400    Equifax, Inc.                          15,475
1,000    First Data Corp.                       26,500
  300    H&R Block, Inc.                        13,444
1,100    HBO & Co.                              28,875
  400    IMS Health, Inc.                       26,600
  300    Interpublic Group Cos., Inc.           17,550
  600    Marsh & McLennan Cos., Inc.            33,300
6,200    Microsoft Corp.*                      656,425
  800    Novell, Inc.*                          11,900
  400    Omnicom Group                          19,775
2,500    Oracle Corp.*                          73,906
  600    Parametric Technology*                  9,975
  400    Paychex, Inc.                          19,900
  500    Peoplesoft, Inc.*                      10,594
  200    Ryder System, Inc.                      4,925
  600    Service Corp. International            21,375
  100    Shared Medical Systems Corp.            4,988
  600    Unisys Corp.*                          15,975
                                            ----------
                                             1,298,340
                                            ----------
         STEEL (0.1%)
  400    Allegheny Teledyne, Inc.                8,225
  200    Armco, Inc.*                              950
  300    Bethlehem Steel Corp.*                  2,700
  200    Nucor Corp.                             9,063
  200    USX-U.S. Steel Group, Inc.              4,650
  200    Worthington Industries, Inc.            2,713
                                            ----------
                                                28,301
                                            ----------
         TELECOMMUNICATIONS (9.2%)
1,400    Airtouch Communications Class A        78,400
  700    Alltel Corp.                           32,769
2,800    Ameritech Corp.                       151,025
  500    Ascend Communications, Inc.*           24,125
4,500    AT&T Corp.                            280,125
3,900    Bell Atlantic Co.                     207,188
2,500    Bellsouth Corp.                       199,531
  600    Corning, Inc.                          21,788
  400    Frontier Corp.                         12,025
2,400    GTE Corp.                             140,850
3,300    Lucent Technologies, Inc.             264,619
4,563    MCI WorldCom, Inc.*                   252,128

------------------------------------------------------
SHARES   SECURITY                                VALUE
------------------------------------------------------
         TELECOMMUNICATIONS (CONTINUED)
  600    Nextel Communication*              $   10,875
4,900    SBC Communications, Inc.              226,931
1,100    Sprint Corp.                           84,425
1,300    U S West Communications Group          74,588
                                            ----------
                                             2,061,392
                                            ----------
         TIRE & RUBBER (0.1%)
  200    Cooper Tire & Rubber Co.                3,325
  400    Goodyear Tire & Rubber Co.             21,550
                                            ----------
                                                24,875
                                            ----------
         TOBACCO (1.5%)
6,100    Philip Morris Cos., Inc.              311,863
  400    UST, Inc.                              13,600
                                            ----------
                                               325,463
                                            ----------
         UTILITIES -- ELECTRIC (2.7%)
  400    AES Corp.*                             16,375
  300    Ameren Corp.                           11,981
  500    American Electric Power Co., Inc.      24,469
  400    Baltimore Gas and Electric Co.         12,550
  400    Carolina Power & Light Co.             18,350
  500    Central & Southwest Corp.              13,906
  400    Cinergy Corp.                          13,800
  800    Consolidated Edison, Inc.              40,100
  500    Dominion Resources, Inc.               23,094
  400    DTE Energy Corp.                       17,050
  900    Duke Power Co.                         58,219
  800    Edison International                   21,100
  500    Entergy Corp.                          14,375
  500    FirstEnergy Corp.                      15,000
  500    FPL Group, Inc.                        31,281
  300    GPU, Inc.                              12,938
  900    Houston Industries, Inc.               27,956
  400    Niagara Mohawk Power Corp.*             5,850
  300    Northern States Power Co.               8,100
  900    PacificCorp                            17,156
  600    PECO Energy Co.                        23,212
1,100    PG&E Corp.                             33,481
  400    PP&L Resources, Inc.                   10,850
  600    Public Service Enterprise Group,
         Inc.                                   22,800
1,800    Southern Co.                           50,737
  700    Texas Utilities Co.                    30,625
  500    Unicom Corp.                           18,844
                                            ----------
                                               594,199
                                            ----------
         TOTAL COMMON STOCK --UNAFFILIATED  22,200,475
         (cost $22,914,171)                 ==========
         PREFERRED STOCK (0.0%)
         CONSUMER NON DURABLE (0.0%)
  100    Alberto Culver Co. Class B
         (cost $2,833)                           2,656
                                            ----------

                  NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               7

                        NATIONWIDE(R) S&P 500 INDEX FUND

-------------------------------------------------------
PRINCIPAL              SECURITY                VALUE
-------------------------------------------------------
             REPURCHASE AGREEMENT (0.2%)
   $51,000   Fifth Third Bank, 5.30%,
             11/02/98, Collateralized by
             $53,000 FNMA, Pool #406608,
             6.75%, 07/01/24, market value
             $53,000 (cost $51,000)         $    51,000
                                            -----------
             TOTAL INVESTMENTS              $22,296,218
             (cost $23,015,214)             ===========

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $23,018,053.

The abbreviation in the above statement stands for the following:

  FNMA     Federal National Mortgage Association

* Denotes a non-income producing security.

Portfolio holdings represent market value as a percentage of net assets.

See accompanying notes to the financial statements.

 8              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                        NATIONWIDE(R) S&P 500 INDEX FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                OCTOBER 31, 1998
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, affiliated, at value (cost
     $42,875)                                                 $    42,087
  Investments in securities, unaffiliated, at value (cost
     $22,921,339)                                              22,203,131
  Repurchase agreement (cost $51,000)                              51,000
  Cash                                                                519
  Receivable from advisor                                          16,272
  Accrued interest and dividends receivable                        22,218
  Prepaid assets                                                   10,890
  Withholding tax reclaim receivable                                  368
                                                              -----------
       Total assets                                            22,346,485
                                                              -----------
LIABILITIES
  Accrued investment management fees                                4,616
  Accrued administrative fees                                       2,814
  Accrued transfer agent fees                                         563
  Accrued distribution fees                                         3,939
  Other accrued expenses                                            9,168
                                                              -----------
       Total liabilities                                           21,100
                                                              -----------
NET ASSETS                                                    $22,325,385
                                                              ===========
NET ASSETS REPRESENTED BY:
  Capital                                                     $23,034,706
  Net unrealized appreciation (depreciation)                     (718,996)
  Accumulated undistributed net realized gain (loss)               (8,935)
  Accumulated undistributed (distributions in excess of) net
     investment income                                             18,610
                                                              -----------
NET ASSETS                                                    $22,325,385
                                                              ===========
Shares outstanding (unlimited number of shares
  authorized)(a)                                                2,311,331
                                                              ===========
NET ASSET VALUE, offering and redemption price per share(a)   $      9.66
                                                              ===========

------------------------------------------------------

(a) Local Fund Shares

See accompanying notes to financial statements.

                  NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               9

                        NATIONWIDE(R) S&P 500 INDEX FUND

                            STATEMENT OF OPERATIONS

               PERIOD FROM JULY 24, 1998 TO OCTOBER 31, 1998 (a)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
INCOME:
  Dividends                                                     $  87,596
  Interest                                                         19,312
                                                                ---------
     Total income                                                 106,908
                                                                ---------
EXPENSES:
  Investment management fees                                        7,315
  Distribution fees                                                 3,939
  Administrative fees                                               2,814
  Transfer agent fees                                                 563
  Shareholders' reports                                             3,288
  Professional services                                             3,713
  Custodian fees                                                    5,277
  Trustees' fees and expenses                                          50
  Other                                                             9,178
                                                                ---------
     Total expenses before reimbursed expenses                     36,137
     Total reimbursed expenses                                    (16,272)
                                                                ---------
     Net expenses                                                  19,865
                                                                ---------
NET INVESTMENT INCOME                                           $  87,043
                                                                =========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                       $  (8,935)
  Net change in unrealized appreciation (depreciation)           (718,996)
                                                                ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS           (727,931)
                                                                ---------
NET DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                  $(640,888)
                                                                =========

------------------------------------------------------

(a) For the period from July 24, 1998 (commencement of operations) through October 31, 1998.

See accompanying notes to financial statements.

 10              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                        NATIONWIDE(R) S&P 500 INDEX FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                PERIOD FROM JULY 24, 1998 TO OCTOBER 31, 1998(a)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                         $    87,043
  Net realized gain (loss) on investments                            (8,935)
  Net change in unrealized appreciation (depreciation) of
     investments                                                   (718,996)
                                                                -----------
     Net decrease in net assets resulting from operations          (640,888)
                                                                -----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS OF NET INVESTMENT
  INCOME TO SHAREHOLDERS(b)                                         (68,433)
                                                                -----------
CAPITAL SHARE TRANSACTIONS:(b)
  Net proceeds from sale of shares                               23,141,368
  Net asset value of shares issued to shareholders from
     reinvestment of dividends                                       68,425
  Cost of shares redeemed                                          (275,087)
                                                                -----------
       Increase (decrease) in net assets derived from
        capital share transactions                               22,934,706
                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS                            22,225,385
NET ASSETS -- BEGINNING OF PERIOD                                   100,000
                                                                -----------
NET ASSETS -- END OF PERIOD                                     $22,325,385
                                                                ===========
Undistributed net realized gain (loss) on investments
  included in net assets at end of period                       $    (8,935)
                                                                ===========
Undistributed (distributions in excess of) net investment
  income included in net assets at end of period                $    18,610
                                                                ===========
SHARE ACTIVITY:(b)
  Shares sold                                                     2,324,247
  Reinvestment of dividends                                           7,654
  Shares redeemed                                                   (30,570)
                                                                -----------
Net increase (decrease) in number of shares                       2,301,331
                                                                ===========

------------------------------------------------------

(a) For the period from July 24, 1998 (commencement of operations) through October 31, 1998.

(b) Local Fund Shares.

See accompanying notes to financial statements.

                 NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               11

                        NATIONWIDE(R) S&P 500 INDEX FUND

                              FINANCIAL HIGHLIGHTS

                PERIOD FROM JULY 24, 1998 TO OCTOBER 31, 1998(a)
--------------------------------------------------------------------------------

                                                                   LOCAL
                                                                FUND SHARES
                                                                -----------
NET ASSET VALUE -- BEGINNING OF PERIOD                            $ 10.00
  Net investment income                                              0.04
  Net realized gain (loss) and unrealized appreciation
     (depreciation)                                                 (0.35)
                                                                  -------
       Total from investment operations                             (0.31)
  Dividends from net investment income                              (0.03)
                                                                  -------
       Net increase (decrease) in net asset value                   (0.34)
                                                                  -------
NET ASSET VALUE -- END OF PERIOD                                  $  9.66
                                                                  =======
  Total Return(c)                                                    (3.08)%
  Net Assets, End of Period (000)                                 $22,325
  Ratio of expenses to average net assets(b)                         0.35%
  Ratio of expenses to average net assets*(b)                        0.64%
  Ratio of net investment income to average net assets(b)            1.55%
  Ratio of net investment income to average net assets*(b)           1.26%
  Portfolio turnover(c)                                              3.07%

------------------------------------------------------
*   Ratios calculated as if no expenses were reimbursed
(a) For the period from July 24, 1998 (commencement of operations) through October 31, 1998.
(b) Annualized
(c) Not annualized

See accompanying notes to financial statements.

 12              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                        NATIONWIDE(R) S&P 500 INDEX FUND

                               LOCAL FUND SHARES

                         NOTES TO FINANCIAL STATEMENTS

                                OCTOBER 31, 1998
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nationwide Investing Foundation III ("NIF III" or the "Trust") is an open-end management investment company. NIF III was created under the laws of the State of Ohio, by a Declaration of Trust dated October 30, 1997, and is registered under the Investment Company Act of 1940, as amended. The Trust currently has shares registered in fourteen separate portfolios or series, each with its own investment objectives. The accompanying financial statements and financial highlights relate only to the Nationwide S&P 500 Index Fund Local Fund Shares (the "Fund"), a non-diversified portfolio. On December 23, 1997, the Fund was capitalized through a sale of 10,000 Local Fund Shares to Nationwide Advisory Services, Inc. in the amount of $100,000. The Fund commenced operations on July 24, 1998. On November 2, 1998, the Fund began to offer two additional classes of shares, Class R and Class Y.

(a) SECURITY VALUATION

          (1) Securities traded on a national securities exchange are valued at the last quoted sale price as provided by an independent pricing agent. Securities traded in the over-the-counter (OTC) market are valued at the last quoted sale price, or if no sale price, the quoted bid price as provided by an independent pricing agent. Securities for which reliable market quotations are not available or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's investment adviser, are valued in accordance with procedures authorized by the Board of Trustees.

          (2) The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date; interest income is recorded on an accrual basis and includes, where applicable, the pro rata amortization of premium or discount.

(c) FEDERAL INCOME TAXES

The Fund qualified as a regulated investment company under the Internal Revenue Code during the period covered by the accompanying statements. No provision has been made for federal income taxes as it is the intention to continue such qualification and to distribute all taxable income to shareholders. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders but will be retained by the Fund. As of October 31, 1998, the Fund had a net capital loss carryover in the amount of $6,096, which will expire within 8 years. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

(d) DIVIDENDS TO SHAREHOLDERS

Dividends are paid quarterly and are recorded on the ex-dividend date.

Distributable net realized capital gains are declared and distributed at least annually.

                 NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               13

                        NATIONWIDE(R) S&P 500 INDEX FUND

                               LOCAL FUND SHARES

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                                OCTOBER 31, 1998
--------------------------------------------------------------------------------

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in- capital. These reclassifications have no effect upon the net asset value of the Fund.

(e) EXPENSES

General expenses of the Trust, not directly attributable to a specific fund, are allocated to the funds based upon each fund's relative average net assets or an other appropriate basis, as approved by the Board of Trustees. Direct expenses of the Fund are paid by the Fund.

(f) USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

2. TRANSACTIONS WITH AFFILIATES

Investment advisory services are provided to the Fund by Nationwide Advisory Services, Inc. (NAS), an affiliated company. NAS has selected The Dreyfus Corporation (a wholly-owned subsidiary of Mellon Bank Corporation) to be the subadvisor of the Fund. Under the terms of the investment advisory agreement, NAS earns an annual management fee based on a percentage of the average daily net assets of the Fund. From such fees, and pursuant to the sub-investment advisory agreement, NAS pays subadvisory fees to the subadvisor.

Additional information regarding investment advisory fees for NAS and the subadvisor is as follows for the period ended October 31, 1998:

                                               TOTAL
   AVERAGE DAILY     ADVISORY   SUBADVISORY   ADVISORY    NAS     SUBADVISOR
    NET ASSETS         FEE          FEE         FEES      FEES       FEES
-------------------  --------   -----------   --------   ------   ----------
                                                         $3,376     $3,939
Up to $250 million     0.06%       0.07%        0.13%
Next $250 million      0.07%       0.06%        0.13%
Next $500 million      0.08%       0.05%        0.13%
$1 billion and more    0.09%       0.04%        0.13%

NAS has voluntarily agreed to reimburse expenses of the Fund in order to limit the Fund's operating expenses to no more than 0.35% of the average daily net assets. During the period ended October 31, 1998, NAS voluntarily reimbursed expenses in the amount of $16,272.

 14              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                        NATIONWIDE(R) S&P 500 INDEX FUND

                               LOCAL FUND SHARES

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                                OCTOBER 31, 1998
--------------------------------------------------------------------------------

NAS or an affiliated broker dealer may also receive fees on the Fund for distribution services pursuant to a Rule 12b-1 Distribution Plan approved by the Board of Trustees. These fees are based on average daily net assets of the Fund at an annual rate of 0.07%. During the period ended October 31, 1998, the Fund paid distribution fees of $3,939.

A subsidiary of NAS, Nationwide Investors Services, Inc. ("NISI"), acts as Transfer and Dividend Disbursing Agent for the Fund and receives a fee for such services. This fee is based on average daily net assets of the Fund at an annual rate of 0.01%. During the period ended October 31, 1998, the Fund paid transfer agent fees of $563.

Pursuant to the Fund Administration Agreement, NAS also receives fees from the Fund for administrative services, calculated daily and paid monthly according to the following schedule:

                                                                ADMINISTRATION
               AVERAGE DAILY NET ASSETS                 FEE          FEES
               ------------------------                 ----    --------------
Up to $1 billion......................................  0.05%       $2,814
Next $1 billion.......................................  0.04%

3. BANK LOANS

The NIF III Trust has unsecured bank lines of credit of $50,000,000. Borrowings under these arrangements bear interest at the Federal Funds rate plus .50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required. No borrowings were made during the period.

4. INVESTMENT TRANSACTIONS

Purchases and sales of securities for the Fund (excluding U.S. Government and short-term securities) for the period ended October 31, 1998, are summarized below. There were no purchases or sales of U.S. Government Obligations.

          SECURITIES
-------------------------------
 PURCHASES              SALES
-----------            --------
$23,584,877            $620,662

Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized depreciation at October 31, 1998, based on cost for federal income tax purposes, are the following components:

   GROSS                GROSS             NET UNREALIZED
 UNREALIZED           UNREALIZED           APPRECIATION
APPRECIATION        (DEPRECIATION)        (DEPRECIATION)
------------        --------------        --------------
  $868,212           $(1,590,047)           $(721,835)

                 NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               15